RETIREMENT AND SEVERANCE BENEFITS (Tables)	12 Months Ended
Mar. 31, 2013
RETIREMENT AND SEVERANCE BENEFITS
Schedule of reconciliations of the beginning and ending balances of the benefit obligation and the fair value of plan assets

	Thousands of Yen
	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥8,027	¥11,856
Service cost	3,604	7,129
Interest cost	57	66
Actuarial (gain) loss	484	(1,665)
Benefits paid	(273)	(1,766)
Foreign currency exchange rate changes	(43)	283
Benefit obligation at end of year	¥11,856	¥15,903

Change in plan assets:
Fair value of plan assets at beginning of year	¥—	¥—
Employer contribution	—	5,557
Fair value of plan assets at end of year	—	5,557

Funded status at end of year	¥(11,856)	¥(10,346)

Schedule of amounts recognized in the consolidated balance sheets
	Thousands of Yen
	2012	2013
Accrued retirement cost—current	¥1,441	¥4,082
Accrued retirement cost—noncurrent	10,415	6,264
Amount recognized	¥11,856	¥10,346

Schedule of components of net periodic retirement cost
	Thousands of Yen
	2011	2012	2013
Service cost	¥2,626	¥3,604	¥7,129
Interest cost	46	57	66
Net periodic retirement cost	¥2,672	¥3,661	¥7,195

Schedule of amounts recognized in other comprehensive income (loss), net of tax
	Thousands of Yen
	2011	2012	2013
Actuarial gain (loss)	¥418	¥(287)	¥1,071

Schedule of amounts recognized in accumulated other comprehensive income (loss), net of tax
	Thousands of Yen
	2012	2013
Accumulated actuarial gain (loss)	¥(263)	¥808

Schedule of weighted-average assumptions used to determine the year-end benefit obligations
	2012	2013
Discount rate	0.70%	0.26%
Rate of compensation increase	2.77%	4.86%

Schedule of weighted-average assumptions used to determine the net periodic retirement cost
	2011	2012	2013
Discount rate	0.75%	0.75%	0.70%
Rate of compensation increase	1.50%	1.50%	2.77%

Schedule of expected future benefit payments, which reflect expected future service
Years ending March 31	Thousands of Yen
2014	¥4,082
2015	2,538
2016	2,282
2017	2,515
2018	1,873
2019 through 2013	3,186